SCHEDULE OF INVESTMENTS
Global Bond (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Argentina
Energy – 1.7%
Pampa Energia S.A.
7.500%, 1-24-27(A)(B)	$150	$113
Pan American Energy LLC
7.875%, 5-7-21	67	66
YPF Sociedad Anonima
8.500%, 3-23-21(A)	200	175

		354

Total Argentina – 1.7%		$354

Australia
Utilities – 1.0%
Ausgrid Finance Pty Ltd.
3.850%, 5-1-23(A)	200	209

Total Australia – 1.0%		$209

Austria
Consumer Staples – 1.0%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
6.250%, 2-5-23(A)	200	204

Total Austria – 1.0%		$204

Bermuda
Consumer Staples – 0.5%
Bacardi Ltd.
4.450%, 5-15-25(A)	100	107

Total Bermuda – 0.5%		$107

Brazil
Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12-12-16(A)(C)	15	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
7.000%, 7-8-13(C)	96	—	*

Industrials – 1.0%
Cosan Ltd.
5.500%, 9-20-29(A)	200	205

Materials – 1.5%
Fibria Overseas Finance Ltd.
4.000%, 1-14-25	150	152
Vale Overseas Ltd.
6.250%, 8-10-26	150	173

		325

Utilities – 1.0%
Aegea Finance S.a.r.l.
5.750%, 10-10-24(A)	200	208

Total Brazil – 3.5%		$738

Canada
Energy – 0.5%
TransCanada PipeLines Ltd.
4.250%, 5-15-28		100	111

Financials – 0.3%
Royal Bank of Canada
4.650%, 1-27-26		50	55

Materials – 1.0%
First Quantum Minerals Ltd.
7.250%, 5-15-22(A)(B)		200	198

Total Canada – 1.8%			$364

Cayman Islands
Industrials – 1.3%
Guanay Finance Ltd.
6.000%, 12-15-20(A)		70	71
LATAM Finance Ltd.
7.000%, 3-1-26(A)		200	213

			284

Materials – 1.0%
Braskem Finance Ltd. (GTD by Braskem S.A.)
5.750%, 4-15-21(A)		200	207

Total Cayman Islands – 2.3%			$491

Chile
Materials – 1.0%
Celulosa Arauco y Constitucion S.A.
4.500%, 8-1-24		200	211

Utilities – 0.4%
Enel Chile S.A.
4.875%, 6-12-28		80	90

Total Chile – 1.4%			$301

China
Communication Services – 2.0%
Tencent Holdings Ltd.
2.985%, 1-19-23(A)		200	203
Weibo Corp.
3.500%, 7-5-24		200	203

			406

Consumer Discretionary – 1.0%
Alibaba Group Holding Ltd.
3.400%, 12-6-27		200	208

Total China – 3.0%			$614

Columbia
Financials – 1.0%
Banco de Bogota S.A.
5.375%, 2-19-23(A)		200	213

Utilities – 1.5%
Emgesa S.A. E.S.P.
8.750%, 1-25-21(D)	COP	302,000	90

Empresas Publicas de Medellin E.S.P.
4.250%, 7-18-29(A)	$200	210

		300

Total Columbia – 2.5%		$513

Denmark
Financials – 1.0%
Danske Bank A.S.
2.700%, 3-2-22(A)	200	201

Total Denmark – 1.0%		$201

France
Financials – 1.0%
BNP Paribas S.A.
7.625%, 12-29-49(A)	200	211

Total France – 1.0%		$211

Hong Kong
Financials – 1.0%
Bangkok Bank Public Co. Ltd.
4.050%, 3-19-24(A)	200	213

Total Hong Kong – 1.0%		$213

India
Utilities – 1.0%
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd.
6.250%, 12-10-24(A)	200	209

Total India – 1.0%		$209

Indonesia
Utilities – 1.1%
Perusahaan Listrik Negara
5.450%, 5-21-28(A)	200	230

Total Indonesia – 1.1%		$230

Isle Of Man
Consumer Discretionary – 1.0%
GOHL Capital Ltd.
4.250%, 1-24-27	200	209

Total Isle Of Man – 1.0%		$209

Japan
Financials – 1.6%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7-25-27	100	105
Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7-19-23	110	116
3.936%, 10-16-23	100	106

		327

Total Japan – 1.6%		$327

Luxembourg
Consumer Staples – 0.9%
Minerva Luxembourg S.A.
5.875%, 1-19-28(A)	200	200

Industrials – 1.1%
Rumo Luxembourg S.a.r.l.
7.375%, 2-9-24(A)(B)	200	215

Information Technology – 0.8%
Atento Luxco 1 S.A.
6.125%, 8-10-22(A)	175	177

Total Luxembourg – 2.8%		$592

Mauritius
Industrials – 1.0%
HTA Group Ltd.
9.125%, 3-8-22(A)	200	208

Total Mauritius – 1.0%		$208

Mexico
Consumer Staples – 1.0%
Grupo Bimbo S.A.B. de C.V.
4.875%, 6-30-20(A)	200	204

Energy – 1.0%
Petroleos Mexicanos:
3.500%, 1-30-23	100	100
6.490%, 1-23-27(A)(B)	100	104

		204

Financials – 0.7%
Banco Santander S.A.
4.125%, 11-9-22(A)	150	156

Industrials – 1.0%
Alfa S.A.B. de C.V.
5.250%, 3-25-24(A)	200	216

Materials – 1.1%
CEMEX S.A.B. de C.V.
7.750%, 4-16-26(A)	200	217

Total Mexico – 4.8%		$997

Netherlands
Communication Services – 1.0%
VTR Finance B.V.
6.875%, 1-15-24(A)	200	206

Financials – 2.1%
Enel Finance International N.V.
4.625%, 9-14-25(A)	200	218
Syngenta Finance N.V.
5.182%, 4-24-28(A)	200	213

		431

Health Care – 0.8%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.)
6.750%, 3-1-28(B)	200	164

Total Netherlands – 3.9%		$801

Nigeria
Financials – 1.0%
Africa Finance Corp.
4.375%, 4-17-26(A)	200	211

Total Nigeria – 1.0%		$211

Norway
Energy – 1.5%
Aker BP ASA:
6.000%, 7-1-22(A)	150	155
4.750%, 6-15-24(A)	150	157

		312

Total Norway – 1.5%		$312

Peru
Financials – 0.8%
Banco de Credito del Peru
4.250%, 4-1-23(A)	150	158

Utilities – 0.9%
Fenix Power Peru S.A.
4.317%, 9-20-27	190	190

Total Peru – 1.7%		$348

Qatar
Energy – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9-30-20(A)	28	28

Total Qatar – 0.2%		$28

Singapore
Consumer Staples – 0.5%
Olam International Ltd.
7.500%, 8-12-20	100	103

Total Singapore – 0.5%		$103

South Korea
Financials – 3.2%
Hyundai Capital Services, Inc.
2.983%, 8-29-22(A)	210	212
Korea Development Bank
3.250%, 2-19-24	200	210
Woori Bank
2.625%, 7-20-21(A)	250	251

		673

Total South Korea – 3.2%		$673

Spain
Financials – 1.0%
Banco Santander S.A.
2.706%, 6-27-24	200	202

Total Spain – 1.0%		$202

Switzerland
Financials – 1.3%
Credit Suisse Group AG
4.282%, 1-9-28(A)	250	269

Total Switzerland – 1.3%		$269

United Arab Emirates
Energy – 1.0%
Abu Dhabi National Energy Co.

4.375%, 4-23-25(A)	200	214

Financials – 1.6%
ICICI Bank Ltd.
3.500%, 3-18-20(A)	325	326

Total United Arab Emirates – 2.6%		$540

United Kingdom
Consumer Staples – 1.0%
Imperial Tobacco Finance plc
3.750%, 7-21-22(A)	200	206

Financials – 5.2%
ANZ New Zealand International Ltd.
3.450%, 1-21-28(A)	200	212
HSBC Holdings plc:
4.583%, 6-19-29	300	333
5.625%, 12-29-49(B)	200	200
Royal Bank of Scotland Group plc (The)
6.000%, 12-19-23	100	110
State Bank of India
4.875%, 4-17-24(A)	200	217

		1,072

Total United Kingdom – 6.2%		$1,278

United States
Communication Services – 1.1%
T-Mobile USA, Inc.
6.000%, 3-1-23	230	234

Consumer Discretionary – 1.0%
Volkswagen Group of America, Inc.
4.250%, 11-13-23(A)	200	213

Consumer Staples – 2.9%
Bunge Ltd. Finance Corp.
3.500%, 11-24-20	250	253
Keurig Dr Pepper, Inc.
4.597%, 5-25-28	125	140
Reynolds American, Inc.
4.450%, 6-12-25	200	213

		606

Financials – 5.5%
Bank of America Corp.
3.593%, 7-21-28	125	132
BBVA Bancomer S.A.
5.875%, 9-13-34(A)	200	199
Citigroup, Inc.
3.520%, 10-27-28	125	131
Ford Motor Credit Co. LLC
3.096%, 5-4-23	200	196
Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	100	106
JPMorgan Chase & Co.
3.540%, 5-1-28	118	124
TerraForm Global Operating LLC (GTD by TerraForm Global LLC)

6.125%, 3-1-26(A)	50	51
Wells Fargo & Co.
4.300%, 7-22-27	125	137
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps)
5.889%, 3-29-49(E)	67	68

		1,144

Health Care – 0.9%
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21(A)	100	102
4.500%, 1-15-23(A)	75	79

		181

Industrials – 1.8%
Azul Investments LLP
5.875%, 10-26-24(A)	200	200
BAE Systems Holdings, Inc.
3.800%, 10-7-24(A)	75	79
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7-15-22	82	83

		362

Materials – 0.5%
Glencore Funding LLC
4.125%, 3-12-24(A)	100	105

Real Estate – 0.5%
Aircastle Ltd.
4.400%, 9-25-23	100	105

Total United States - 14.2%		$2,950

Venezuela
Financials – 0.7%
Corporacion Andina de Fomento
3.250%, 2-11-22	150	153

Total Venezuela - 0.7%		$153

TOTAL CORPORATE DEBT SECURITIES – 73.0%		$15,160

(Cost: $14,879)

OTHER GOVERNMENT SECURITIES(F)
Argentina – 1.7%
Province of Buenos Aires
7.500%, 6-1-27(A)	200	144
Republic of Argentina:
6.875%, 4-22-21	350	172
5.625%, 1-26-22	100	43

		359

Columbia – 1.1%
Republic of Colombia
4.500%, 3-15-29	200	222

Indonesia – 4.3%
Perusahaan Listrik Negara
5.375%, 1-25-29(A)	200	229
Republic of Indonesia:
3.750%, 4-25-22(A)	250	258
2.950%, 1-11-23	400	405

		892

Mexico – 1.3%
United Mexican States
3.625%, 3-15-22	270	279

Panama – 1.0%
Republic of Panama
3.750%, 4-17-26	200	210

Qatar – 2.0%
Qatar Government Bond:
2.375%, 6-2-21(A)	200	200
3.875%, 4-23-23	200	212

		412

Saudi Arabia – 1.2%
Saudi Arabia Government Bond
2.375%, 10-26-21(A)	250	250

South Africa – 1.0%
Republic of South Africa
4.875%, 4-14-26	200	206

Turkey – 2.0%
Turkey Government Bond:
6.250%, 9-26-22	200	205
6.350%, 8-10-24	200	204

		409

Uruguay – 0.3%
Republica Orient Uruguay
4.500%, 8-14-24	50	54

TOTAL OTHER GOVERNMENT SECURITIES – 15.9%		$3,293

(Cost: $3,435)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 9.9%
U.S. Treasury Bonds
2.250%, 11-15-25	450	467
U.S. Treasury Notes:
2.125%, 9-30-24	400	411
1.875%, 7-31-26	400	407
1.500%, 8-15-26	110	109
2.375%, 5-15-27	625	658

		2,052

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.9%		$2,052

(Cost: $1,995)

SHORT-TERM SECURITIES
Money Market Funds – 1.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
1.900%, (G)(H)	371	371

TOTAL SHORT-TERM SECURITIES – 1.8%		$371

(Cost: $371)
TOTAL INVESTMENT SECURITIES – 100.6%		$20,876

(Cost: $20,680)
LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(126)

NET ASSETS – 100.0%		$20,750

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the total value of these securities amounted to $10,659 or 51.4% of net assets.

(B)	All or a portion of securities with an aggregate value of $402 are on loan.
(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso).
(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(G)	Rate shown is the annualized 7-day yield at September 30, 2019.
(H)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$15,160	$—
Other Government Securities	—	3,293	—
United States Government Obligations	—	2,052	—
Short-Term Securities	371	—	—

Total	$371	$20,505	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$20,680

Gross unrealized appreciation	757
Gross unrealized depreciation	(561)

Net unrealized appreciation	$196

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows: